Pension and Other Postretirement Employee Benefit Plans (Details 10) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined benefit pension plans, U.S. [Member] | Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	$ 3,026	$ 2,031
Total realized/unrealized gains/(losses)	191	23
Purchases, sales and settlements, net	712	171
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Limited Partnerships [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	2,638	1,697	1,537
Total realized/unrealized gains/(losses)	138	4
Purchases, sales and settlements, net	712	171
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Limited partnerships - Hedge funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	1,102	627	524
Total realized/unrealized gains/(losses)	8	112
Purchases, sales and settlements, net	388	(9)
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Limited partnerships - Private equity funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	1,232	874	810
Total realized/unrealized gains/(losses)	111	(1)
Purchases, sales and settlements, net	235	80
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	304	196	203
Total realized/unrealized gains/(losses)	19	(107)
Purchases, sales and settlements, net	89	100
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	1	0	0
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Plan Asset Categories Other [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	387	334	315
Total realized/unrealized gains/(losses)	53	19
Defined benefit pension plans, U.S. [Member] | Level 3 [Member] | Plan Asset Categories [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	3,026	2,031	1,852
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	0	13	14
Total realized/unrealized gains/(losses)	(1)	(1)
Purchases, sales and settlements, net	(12)
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Limited Partnerships [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Limited partnerships - Hedge funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Limited partnerships - Private equity funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	0	0
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Plan Asset Categories Other [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	0	13
Defined benefit pension plans, Non-U.S. [Member] | Level 3 [Member] | Plan Asset Categories [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	0	13
OPEB Plans [Member] | Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	1,381	1,269	1,126
Total realized/unrealized gains/(losses)	137	172
Purchases, sales and settlements, net	(25)	(29)
OPEB Plans [Member] | Level 3 [Member] | COLI [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	1,381	1,269	1,126
Total realized/unrealized gains/(losses)	137	172
Purchases, sales and settlements, net	(25)	(29)
Defined benefit pension plans, U.S. [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	10,828	10,218	6,948
Transfers in and/or out of level 3	92	(15)
Defined benefit pension plans, U.S. [Member] | Limited Partnerships [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	3,597	2,609
Transfers in and/or out of level 3	91	(15)
Defined benefit pension plans, U.S. [Member] | Limited partnerships - Hedge funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	2,061	1,539
Transfers in and/or out of level 3	79
Defined benefit pension plans, U.S. [Member] | Limited partnerships - Private equity funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	1,232	874
Transfers in and/or out of level 3	12	(15)
Defined benefit pension plans, U.S. [Member] | Real Estate [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	304	196
Defined benefit pension plans, U.S. [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	425	941
Transfers in and/or out of level 3	1
Defined benefit pension plans, U.S. [Member] | Plan Asset Categories Other [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	663	797
Defined benefit pension plans, U.S. [Member] | Plan Asset Categories [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	11,140	10,401
Defined benefit pension plans, Non-U.S. [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	2,647	2,432	2,008
Defined benefit pension plans, Non-U.S. [Member] | Limited Partnerships [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	0	0
Defined benefit pension plans, Non-U.S. [Member] | Limited partnerships - Hedge funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	0	0
Defined benefit pension plans, Non-U.S. [Member] | Limited partnerships - Private equity funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	0	0
Defined benefit pension plans, Non-U.S. [Member] | Real Estate [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	0	0
Defined benefit pension plans, Non-U.S. [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	718	685
Defined benefit pension plans, Non-U.S. [Member] | Plan Asset Categories Other [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	69	120
Defined benefit pension plans, Non-U.S. [Member] | Plan Asset Categories [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	2,663	2,454
OPEB Plans [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Portion of U.S. plan assets including participation rights under participating annuity contracts	$ 1,381	$ 1,269	$ 1,126